UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22180

Meyers Capital Investments Trust

(Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Meyers Aggressive Growth Fund
	Schedule of Investments
	February 28, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 80.49%

Aircraft Parts & Auxiliary Equipment - 3.78%
2,000	Transdigm Group, Inc. *	$ 70,680

Computer Communications Equipment - 6.83%
9,975	Ezchip Semiconductor Ltd. *	127,880

Games, Toys, & Children's Vehicles (No Dolls & Bicycles) - 0.30%
860	Gaming Partners International Corp. *	5,624

Gold & Silver Ores - 2.68%
1,000	Anglogold Ashanti Ltd.	29,830
2,000	Gold Fields Ltd. ADS	20,360
		50,190
Machine Tools, Metal Cutting Types - 0.72%
6,903	Thermadyne Holding Corp. *	13,461

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.13%
10,000	Advanced Battery Technologies, Inc. *	21,200

Miscellaneous Food Preparations & Kindred Products - 3.28%
2,000	American Italian Pasta Co. Class A *	61,380

Miscellaneous Manufacturing Industries - 3.58%
4,600	Oil Dry Corporation of America	66,930

Orthopedic, Prosthetic & Surgical Appliances & Supply - 7.76%
11,642	Synovis Life Technologies, Inc. *	145,292

Pharmaceutical Preparations - 4.77%
2,000	Celgene Corp. *	89,460

Semiconductors & Related Devices - 7.24%
5,000	NVE Corp. *	135,500

Services-Business Services, NEC - 6.52%
1,000	Lender Processing Services, Inc.	26,190
9,440	Transcend Services, Inc. *	95,816
		122,006
Services-Computer Integrated Services - 23.82%
8,000	Allscripts-Misys Healthcare Solutions, Inc.	69,600
18,000	Ebix, Inc. *	376,200
		445,800
Services-Computer Processing & Data Preparation - 1.76%
6,988	Intersection, Inc. *	32,983

Steel Works, Blast Furnace Rolling Mills (Coke Ovens) - 1.56%
5,300	Titan International, Inc.	29,150

Trucking (No Local) - 1.05%
5,701	Frozen Food Express Industries, Inc.	19,669

Water, Sewer, Pipelines, Comm & Power Line Construction - 3.71%
15,500	Primoris Services Corp.	69,440

TOTAL FOR COMMON STOCKS (Cost $1,889,720) - 80.49%		$ 1,506,645

SHORT TERM INVESTMENTS - 12.38%
231,728	Huntington Money Market Fund IV 0.02% ** (Cost $231,728)	231,728

TOTAL INVESTMENTS (Cost $2,121,448) - 92.87%		$ 1,738,373

OTHER ASSETS LESS LIABILITIES - 7.13%		133,552

NET ASSETS - 100.00%		$ 1,871,925

ADS - American Depository Shares
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2009.

NOTES TO FINANCIAL STATEMENTS
Meyers Aggressive Growth Fund
1. SECURITY TRANSACTIONS
At February 28, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,121,448 amounted to $383,075, which consisted of aggregate gross unrealized appreciation of
$7,064 and aggregate gross unrealized depreciation of $390,139.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 28, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,738,373	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,738,373	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date April 29, 2009